Share of results in associates (Tables)	12 Months Ended
Dec. 31, 2024
Share of results in associates
Schedule of share of results in associates

	2024	2023	2022
Share of (loss) / income in associates (Note 15)	(996)	7,108	(970)
	(996)	7,108	(970)